Selected Operating Expenses And Additional Information	12 Months Ended
Dec. 31, 2011
Selected Operating Expenses And Additional Information [Abstract]
Selected Operating Expenses And Additional Information

28- Selected Operating Expenses and Additional Information

Personnel expenses for employees were as follows:

	December 31,
	2009	2010	2011
Wages and salaries	157,789	236,746	318,944
Social security	14,314	17,402	42,622
Pension expenses	9,849	12,303	18,945

	181,952	266,451	380,511

The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	December 31,
	2009	2010	2011
The Netherlands	288	170	167
Other European countries	154	139	993
United States of America	418	358	468
Southeast Asia	10,136	13,389	15,716
Japan	246	197	181

	11,242	14,253	17,525